Personnel Costs	12 Months Ended
Dec. 31, 2019
Compensation Related Costs [Abstract]
Personnel Costs

18. PERSONNEL COSTS

Personnel costs amounting to $12.6 million for the year ended December 31, 2019 (of which $996,000 related to RSUs compensation expense) and $15.2 million for the year ended December 31, 2018 (of which $7.4 million related to stock-based compensation expense), were allocated as follows (in thousands):

	Year Ended December 31,
	2019	2018
Research and development	$4,158	$2,753
Sales and marketing	2,855	4,604
General and administrative	5,635	7,797

Total Personnel Costs	$12,648	$15,154

Approximately 30% of the Company employees are subject to a collective Italian national labor agreement expiring on December 31, 2023.